Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table sets forth information for the fiscal years ended December 31, 2022, 2021, and 2020 concerning the compensation of our named executive officers relative to our performance.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income	Operating Margin (7)
2022	1,147,402	2,055,927	828,690	935,448	185	98	168,632,000	11.9%
2021	1,000,165	896,040	871,654	862,679	103	120	73,733,000	5.9%
2020	2,067,833	2,186,333	904,712	931,262	110	106	48,132,000	5.8%

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Tim Phillips, our CEO, in each corresponding year in the “Total” column of the Summary Compensation Table.
(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Phillips as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Phillips during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Phillips’ total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid to CEO	2022	2021	2020
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	-	-	(1,129,200)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-	-	-
Increase for fair value of awards granted during year that remain outstanding as of covered year end	-	-	1,235,400
Increase for fair value of awards granted during year that vested during covered year	-	-	-
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	911,250	(112,450)	12,225
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(2,725)	8,325	75
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	-	-	-
Increase based upon incremental fair value of awards modified during year	-	-	-
Total Adjustments	908,525	(104,125)	118,500

(3)
Since Jude Beres, our CFO, is our only non-CEO named executive officer, the dollar amounts reported in this column are the amounts of total compensation reported for Mr. Beres in each corresponding year in the “Total” column of the Summary Compensation Table.
(4)
Since Jude Beres, our CFO, is our only non-CEO named executive officer, the amounts in this column represent the “compensation actually paid” to Mr. Beres for each of the years presented as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Beres during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for Mr. Beres for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid to Non-CEO NEO	2022	2021	2020
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	-	-	(88,700)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-	-	-
Increase for fair value of awards granted during year that remain outstanding as of covered year end	-	-	102,950
Increase for fair value of awards granted during year that vested during covered year	-	-	-
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	109,350	(17,300)	12,225
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(2,725)	8,325	75
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	-	-	-
Increase based upon incremental fair value of awards modified during year	-	-	-
Total Adjustments	106,625	(8,975)	26,550
(5)
The total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.
(6)
The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2022, namely the Nasdaq Transportation Index.
(7)
Operating margin is calculated as income from operations divided by total revenues, as included in our annual financial statements.

Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Tim Phillips, our CEO, in each corresponding year in the “Total” column of the Summary Compensation Table.
(3)
Since Jude Beres, our CFO, is our only non-CEO named executive officer, the dollar amounts reported in this column are the amounts of total compensation reported for Mr. Beres in each corresponding year in the “Total” column of the Summary Compensation Table.

Peer Group Issuers, Footnote [Text Block]
(6)
The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2022, namely the Nasdaq Transportation Index.

PEO Total Compensation Amount	$ 1,147,402	$ 1,000,165	$ 2,067,833
PEO Actually Paid Compensation Amount	$ 2,055,927	896,040	2,186,333
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Phillips as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Phillips during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Phillips’ total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid to CEO	2022	2021	2020
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	-	-	(1,129,200)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-	-	-
Increase for fair value of awards granted during year that remain outstanding as of covered year end	-	-	1,235,400
Increase for fair value of awards granted during year that vested during covered year	-	-	-
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	911,250	(112,450)	12,225
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(2,725)	8,325	75
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	-	-	-
Increase based upon incremental fair value of awards modified during year	-	-	-
Total Adjustments	908,525	(104,125)	118,500

Non-PEO NEO Average Total Compensation Amount	$ 828,690	871,654	904,712
Non-PEO NEO Average Compensation Actually Paid Amount	$ 935,448	862,679	931,262
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Since Jude Beres, our CFO, is our only non-CEO named executive officer, the amounts in this column represent the “compensation actually paid” to Mr. Beres for each of the years presented as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Beres during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for Mr. Beres for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid to Non-CEO NEO	2022	2021	2020
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	-	-	(88,700)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-	-	-
Increase for fair value of awards granted during year that remain outstanding as of covered year end	-	-	102,950
Increase for fair value of awards granted during year that vested during covered year	-	-	-
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	109,350	(17,300)	12,225
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(2,725)	8,325	75
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	-	-	-
Increase based upon incremental fair value of awards modified during year	-	-	-
Total Adjustments	106,625	(8,975)	26,550

Equity Valuation Assumption Difference, Footnote [Text Block]
(5)
The total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs ULH TSR Compensation Actually Paid vs Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actully Paid vs Operating Margin
Tabular List [Table Text Block]

In our assessment, the most important financial performance measures we use to link compensation actually paid to the CEO and Non-CEO NEOs to Company performance for fiscal 2022 are:

•
Operating Margin,
•
Revenue Growth, and
EBITDA Margin.

Total Shareholder Return Amount	$ 185	103	110
Peer Group Total Shareholder Return Amount	98	120	106
Net Income (Loss)	$ 168,632,000	$ 73,733,000	$ 48,132,000
Company Selected Measure Amount	0.119	0.059	0.058
PEO Name	Tim Phillips	Tim Phillips	Tim Phillips
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Non-GAAP Measure Description [Text Block]	(7) Operating margin is calculated as income from operations divided by total revenues, as included in our annual financial statements.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth, and
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Margin.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 908,525	$ (104,125)	$ 118,500
PEO [Member] | Deduction For Amounts Reported Under the "Stock Awards" Column in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,129,200)
PEO [Member] | Increase For Fair Value of Awards Granted During Year That Remain Outstanding as of Covered Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,235,400
PEO [Member] | Increase Deduction for Change in Fair Value From Prior Year End to Covered Year-End of Awards Granted Prior to Covered Year That Were Outstanding And Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	911,250	(112,450)	12,225
PEO [Member] | Increase Deduction for Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Covered Year That Vested During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,725)	8,325	75
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	106,625	(8,975)	26,550
Non-PEO NEO [Member] | Deduction For Amounts Reported Under the "Stock Awards" Column in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(88,700)
Non-PEO NEO [Member] | Increase For Fair Value of Awards Granted During Year That Remain Outstanding as of Covered Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			102,950
Non-PEO NEO [Member] | Increase Deduction for Change in Fair Value From Prior Year End to Covered Year-End of Awards Granted Prior to Covered Year That Were Outstanding And Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	109,350	(17,300)	12,225
Non-PEO NEO [Member] | Increase Deduction for Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Covered Year That Vested During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,725)	$ 8,325	$ 75